Segment reporting - Geographic information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Geographic information
Revenue	¥ 684,587	¥ 361,134	¥ 401,844
Chinese Mainland
Geographic information
Revenue	484,826	311,770	378,012
Overseas regions
Geographic information
Revenue	¥ 199,761	¥ 49,364	¥ 23,832